Operating Segments (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of assets per reportable segment

35.3	Assets by reportable segment

ASSETS	Electric Energy			TEL	GAS	HOL	Reclassi- fications Note 41	Intersegment operations	Total
12.31.2021	GET	DIS	COM
TOTAL ASSETS	24,844,335	20,804,701	1,519,017	-	827,901	3,243,736	(1,451,159)	(250,996)	49,537,535
CURRENT ASSETS	3,316,406	6,448,051	755,227	-	355,500	2,356,145	(652,886)	(1,388,571)	11,189,872
NON-CURRENT ASSETS	21,527,929	14,356,650	763,790	-	472,401	887,591	(798,273)	1,137,575	38,347,663
Long term assets	6,639,545	7,664,328	757,873	-	362,649	694,197	(129,077)	(246,193)	15,743,322
Investments	2,887,272	540	-	-	-	154,322	-	-	3,042,134
Property, plant and equipment	10,123,352	-	305	-	-	18,934	(651,458)	651,458	10,142,591
Intangible assets	1,799,391	6,596,184	4,038	-	96,145	5,230	(8,202)	722,774	9,215,560
Right-of-use asset	78,369	95,598	1,574	-	13,607	14,908	(9,536)	9,536	204,056

ASSETS	Electric Energy			TEL	GAS	HOL	Reclassi- fications Note 41	Intersegment operations	Total
12.31.2020	GET	DIS	COM
TOTAL ASSETS	20,945,910	20,407,088	1,053,099	1,565,593	749,434	4,733,847	(1,230,546)	(1,439,761)	46,784,664
CURRENT ASSETS	3,137,219	6,198,414	390,695	666,654	245,028	2,543,995	(380,954)	(1,393,620)	11,407,431
NON-CURRENT ASSETS	17,808,691	14,208,674	662,404	898,939	504,406	2,189,852	(849,592)	(46,141)	35,377,233
Long term assets	5,561,545	7,915,662	660,229	136,527	358,719	2,007,064	(110,834)	(438,633)	16,090,279
Investments	2,574,402	808	-	-	-	154,307	-	-	2,729,517
Property, plant and equipment	9,420,859	-	224	734,172	-	24,500	(716,924)	32,629	9,495,460
Intangible assets	223,222	6,203,387	1,833	16,993	132,366	2,379	(10,587)	359,863	6,929,456
Right-of-use asset	28,663	88,817	118	11,247	13,321	1,602	(11,247)	-	132,521

Summary Of Statement Of Income Per Reportable Segment

35.4	Statement of income by reportable segment

STATEMENT OF INCOME	Electric Energy				TEL	GAS	HOL	Reclassi- fications Note 41	Inter- segment operations	Total
	GET
12.31.2021	GER	TRA	DIS	COM

NET OPERATING REVENUES	6,185,468	1,541,080	14,836,392	4,536,414	243,611	783,277	40,478	(228,379)	(3,954,054)	23,984,287
Net operating revenues - third-parties	3,823,917	1,181,374	14,785,432	3,395,592	228,379	757,494	40,478	(228,379)	-	23,984,287
Net operating revenues - between segments	2,361,551	359,706	50,960	1,140,822	15,232	25,783	-	-	(3,954,054)	-
OPERATING COSTS AND EXPENSES	(3,312,461)	(457,137)	(13,669,382)	(4,478,439)	(222,883)	(654,643)	(246,871)	81,805	4,055,448	(18,904,563)
Energy purchased for resale	(1,279,857)	-	(7,277,499)	(4,450,586)	-	-	-	-	3,504,199	(9,503,743)
Charges for use of the main transmission grid	(524,562)	-	(2,363,451)	-	-	-	-	-	386,372	(2,501,641)
Personnel and management	(281,498)	(167,041)	(905,338)	(18,568)	(39,365)	(39,121)	(99,926)	-	-	(1,550,857)
Pension and healthcare plans	(44,166)	(27,954)	(155,774)	(1,547)	(6,289)	(5,154)	(7,889)	-	-	(248,773)
Materials and supplies	(9,863)	(4,161)	(51,722)	(17)	(965)	(3,590)	(471)	965	2	(69,822)
Raw materials and supplies for generation	(1,878,815)	-	-	-	-	-	-	-	23,867	(1,854,948)
Natural gas and supplies for gas business	-	-	-	-	-	(506,065)	-	-	-	(506,065)
Third party services	(203,823)	(30,699)	(450,752)	(2,925)	(38,690)	(13,850)	(26,147)	38,690	21,597	(706,599)
Depreciation and amortization	(616,267)	(11,431)	(406,632)	(234)	(77,901)	(41,178)	(3,515)	1,893	72,726	(1,082,539)
Provision (reversal) for litigations	(25,238)	(9,151)	(89,662)	(295)	4,845	(15,510)	(50,215)	(4,845)	-	(190,071)
Impairment of assets	150,697	(155)	-	-	5,156	(15,688)	-	(5,156)	-	134,854
Other estimated losses, provisions and reversals	(1,975)	(3,498)	(182,197)	(511)	(8,612)	2,611	(28,662)	8,612	28,662	(185,570)
Construction cost	-	(187,733)	(1,700,889)	-	-	(11,222)	-	-	-	(1,899,844)
Hydrological Risk Renegotiation - GSF	1,570,543	-	-	-	-	-	-	-	-	1,570,543
Other operating costs and expenses, net	(167,637)	(15,314)	(85,466)	(3,756)	(61,062)	(5,876)	(30,046)	41,646	18,023	(309,488)
EQUITY IN EARNINGS OF INVESTEES	16,596	339,774	-	-	-	-	9,944	-	-	366,314
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	2,889,603	1,423,717	1,167,010	57,975	20,728	128,634	(196,449)	(146,574)	101,394	5,446,038
Financial income	128,461	19,542	457,697	14,151	19,183	19,422	313,617	(19,180)	(20,844)	932,049
Financial expenses	(506,541)	(160,961)	(391,228)	(211)	(44,928)	(9,605)	(211,708)	44,928	20,844	(1,259,410)
OPERATING PROFIT (LOSS)	2,511,523	1,282,298	1,233,479	71,915	(5,017)	138,451	(94,540)	(120,826)	101,394	5,118,677
Income tax and social contribution	(675,107)	(262,395)	(375,597)	(18,190)	(6,284)	(38,860)	93,879	47,648	(24,726)	(1,259,632)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	1,836,416	1,019,903	857,882	53,725	(11,301)	99,591	(661)	(73,178)	76,668	3,859,045
Result of discontinued operations	-	-	-	-	-	-	1,116,379	73,178	-	1,189,557
NET INCOME (LOSS)	1,836,416	1,019,903	857,882	53,725	(11,301)	99,591	1,115,718	-	76,668	5,048,602

STATEMENT OF INCOME	Electric Energy				TEL	GAS	HOL	Reclassi- fications Note 41	Inter- segment operations	Total
	GET
12.31.2020	GER	TRA	DIS	COM

NET OPERATING REVENUES	4,030,979	1,186,215	12,363,459	386,634	535,206	2,420,657	-	(355,843)	(1,934,058)	18,633,249
Net operating revenues - third-parties	2,599,807	875,240	12,312,047	355,845	522,328	2,323,825	-	(355,843)	-	18,633,249
Net operating revenues - between segments	1,431,172	310,975	51,412	30,789	12,878	96,832	-	-	(1,934,058)	-
OPERATING COSTS AND EXPENSES	(2,348,409)	(536,968)	(10,674,981)	(363,673)	(452,495)	(2,262,053)	(107,059)	203,779	1,968,329	(14,573,530)
Energy purchased for resale	(260,650)	-	(5,856,372)	-	-	(2,239,388)	-	-	1,526,880	(6,829,530)
Charges for use of the main transmission grid	(489,921)	-	(1,370,814)	-	-	-	-	-	335,168	(1,525,567)
Personnel and management	(277,905)	(168,828)	(994,037)	(82,817)	(35,998)	(15,007)	(27,303)	-	-	(1,601,895)
Pension and healthcare plans	(38,196)	(23,972)	(146,422)	(11,207)	(4,663)	(1,493)	(2,681)	-	-	(228,634)
Materials and supplies	(9,695)	(3,466)	(58,196)	(1,364)	(580)	(28)	(715)	1,364	-	(72,680)
Raw materials and supplies for generation	(415,405)	-	-	-	-	-	-	-	10,909	(404,496)
Natural gas and supplies for gas business	-	-	-	-	(354,701)	-	-	-	-	(354,701)
Third party services	(118,562)	(24,863)	(405,854)	(66,426)	(11,633)	(1,493)	(32,025)	66,426	36,389	(558,041)
Depreciation and amortization	(583,958)	(11,812)	(374,851)	(147,190)	(31,452)	(75)	(2,345)	107,497	34,273	(1,009,913)
Provision (reversal) for litigations	(53,216)	(24,529)	(55,118)	336	(85)	(62)	(17,259)	(336)	-	(150,269)
Impairment of assets	48,111	-	-	54,945	-	-	-	(54,945)	-	48,111
Other estimated losses, provisions and reversals	(5,930)	(4,149)	(123,980)	(18,088)	(238)	(839)	-	18,088	-	(135,136)
Construction cost	-	(255,578)	(1,154,488)	-	(7,438)	-	-	-	-	(1,417,504)
Other operating costs and expenses, net	(143,082)	(19,771)	(134,849)	(91,862)	(5,707)	(3,668)	(24,731)	65,685	24,710	(333,275)
EQUITY IN EARNINGS OF INVESTEES	9,629	176,848	-	-	-	(93)	7,163	-	-	193,547
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	1,692,199	826,095	1,688,478	22,961	82,711	158,511	(99,896)	(152,064)	34,271	4,253,266
Financial income	121,129	21,977	1,334,983	24,968	13,599	11,469	340,404	(24,939)	(3,922)	1,839,668
Financial expenses	(408,795)	(97,417)	(291,002)	(58,317)	(14,363)	(96)	(165,647)	58,317	3,923	(973,397)
OPERATING PROFIT (LOSS)	1,404,533	750,655	2,732,459	(10,388)	81,947	169,884	74,861	(118,686)	34,272	5,119,537
Income tax and social contribution	(337,564)	(149,962)	(878,278)	2,357	(22,967)	(57,947)	125,293	43,108	(9,405)	(1,285,365)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	1,066,969	600,693	1,854,181	(8,031)	58,980	111,937	200,154	(75,578)	24,867	3,834,172
Result of discontinued operations	-	-	-	-	-	-	-	75,578	-	75,578
NET INCOME (LOSS)	1,066,969	600,693	1,854,181	(8,031)	58,980	111,937	200,154	-	24,867	3,909,750

STATEMENT OF INCOME	Electric Energy				TEL	GAS	HOL	Reclassifi- cations Note 41	Intersegment operations	Total
	GET
12.31.2019	GER	TRA	DIS	COM
NET OPERATING REVENUES	3,368,375	871,510	10,401,301	1,810,901	418,030	866,884	-	(375,028)	(1,492,727)	15,869,246
Net operating revenues - third-parties	2,233,367	643,596	10,352,690	1,773,765	375,030	865,826	-	(375,028)	-	15,869,246
Net operating revenues - between segments	1,135,008	227,914	48,611	37,136	43,000	1,058	-	-	(1,492,727)	-
OPERATING COSTS AND EXPENSES	(1,659,225)	(479,538)	(9,579,915)	(1,608,245)	(604,616)	(662,306)	(59,232)	486,633	1,492,727	(12,673,717)
Energy purchased for resale	(262,288)	-	(5,424,207)	(1,590,272)	-	-	-	-	1,171,493	(6,105,274)
Charges for use of the main transmission grid	(451,107)	-	(1,044,135)	-	-	-	-	-	245,967	(1,249,275)
Personnel and management	(217,792)	(139,662)	(822,772)	(13,041)	(73,890)	(36,932)	(21,293)	-	-	(1,325,382)
Pension and healthcare plans	(37,955)	(25,027)	(155,784)	(1,481)	(11,384)	(4,122)	(2,573)	-	-	(238,326)
Materials and supplies	(10,987)	(3,766)	(64,419)	(15)	(1,955)	(217)	(793)	1,955	-	(80,197)
Raw materials and supplies for generation	(50,388)	-	-	-	-	-	-	-	1,036	(49,352)
Natural gas and supplies for gas business	-	-	-	-	-	(585,233)	-	-	-	(585,233)
Third party services	(108,309)	(38,092)	(397,390)	(1,718)	(87,113)	(12,971)	(16,734)	87,113	49,206	(526,008)
Depreciation and amortization	(551,576)	(12,987)	(343,597)	(44)	(152,863)	(30,480)	(2,289)	143,108	-	(950,728)
Provision (reversal) for litigations	(45,212)	(24,398)	(164,705)	(156)	(14,072)	(292)	(9,086)	14,072	-	(243,849)
Impairment of assets	117,648	-	-	-	-	-	3,041	-	-	120,689
Other estimated losses, provisions and reversals	43,207	(41,350)	(137,680)	(4)	(100,691)	(1,063)	(2)	100,691	-	(136,892)
Construction cost	-	(175,220)	(904,023)	-	-	(12,153)	-	-	-	(1,091,396)
Other operating costs and expenses, net	(84,466)	(19,036)	(121,203)	(1,514)	(162,648)	21,157	(9,503)	139,694	25,025	(212,494)
EQUITY IN EARNINGS OF INVESTEES	14,840	85,752	-	(280)	-	-	6,445	-	-	106,757
PROFIT (LOSS) BEFORE FINANCIAL
INCOME AND TAX	1,723,990	477,724	821,386	202,376	(186,586)	204,578	(52,787)	111,605	-	3,302,286
Financial income	80,632	20,637	355,152	3,004	20,760	53,625	217,057	(20,735)	(626)	729,506
Financial expenses	(457,528)	(138,947)	(273,909)	(220)	(53,857)	(10,439)	(304,453)	53,857	626	(1,184,870)
OPERATING PROFIT (LOSS)	1,347,094	359,414	902,629	205,160	(219,683)	247,764	(140,183)	144,727	-	2,846,922
Income tax and social contribution	(289,831)	(54,695)	(201,236)	(69,854)	68,644	(74,791)	(17,563)	(36,334)	-	(675,660)
OPERATING PROFIT (LOSS)	1,057,263	304,719	701,393	135,306	(151,039)	172,973	(157,746)	108,393	-	2,171,262
Income tax and social contribution	-	-	-	-	-	-	-	(108,393)	-	(108,393)
NET INCOME (LOSS)	1,057,263	304,719	701,393	135,306	(151,039)	172,973	(157,746)	-		2,062,869

[custom:SummaryOfAdditionsToNoncurrentAssetsByReportableSegmentTableTextBlock]
Schedule of additions to noncurrent assets by reportable segment

	Electric Energy			TEL	GAS	HOL	Total
12.31.2021	GET	DIS	COM

Contract assets	-	1,604,400	-	-	14,269	-	1,618,669
Property, plant and equipment	497,773	-	126	59,292	-	2,012	559,203
Intangible assets	5,607	-	2,300	179	-	2,289	10,375
Right-of-use asset	37,987	40,469	1,536	11,406	3,243	3,624	98,265

	Electric Energy			TEL	GAS	HOL	Total
12.31.2020	GET	DIS	COM

Contract assets	-	1,278,578	-	-	15,187	-	1,293,765
Property, plant and equipment	236,914	-	203	127,381	-	1,800	366,298
Intangible assets	7,397	-	1,741	808	-	1,045	10,991
Right-of-use asset	19,231	72,421	135	10,135	623	1,026	103,571